CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income	$ 7,930,418	$ 21,421,847	$ 17,441,570
Adjustments to reconcile net income to net cash provided by /(used in) operating activities:
Depreciation	1,335,805	897,154	840,636
Amortization	1,484,623	88,668	134,384
Share-based payment expenses	842,106	1,845,977	2,654,179
Allowance for doubtful debts	10,698,576	802,290	125,422
(Gain)/loss on disposal of property, plant and equipment	(5,871)	8,852	0
Equity loss on investment	47,431	0	0
Deferred income tax	(269,757)	0	0
Changes in assets and liabilities:
Trade receivables	(11,410,026)	(21,450,628)	(4,838,031)
Other receivables	2,624,248	2,041,267	1,226,342
Prepaid expenses	(13,384,560)	(7,258,626)	(9,872,952)
Inventories	(464,737)	(201,470)	(289,710)
Deposits to newspapers	909,468	6,942,102	1,153,026
Trade payables	(2,638)	(201,441)	(3,039,512)
Income tax payable	987,991	940,945	2,490,473
Advances from customers	307,444	(1,954,822)	2,267,458
Accrued expenses and other payables	(8,882,392)	570,313	(564,647)
Net cash (used in)/provided by operating activities	(7,251,871)	4,492,428	9,728,638
Cash flows from investing activities
Purchase of property, plant and equipment	(2,905,523)	(2,391,979)	(326,512)
Cash paid for long term investment	(11,587,503)	(14,821,520)	0
Proceeds from disposal of property, plant and equipment	23,793	0	0
Deposits paid in connection with leasehold improvement	0	0	(1,104,576)
Deposits to marketing and promotion projects	(31,408,022)	0	0
Cash paid for equity investment	(6,393,137)	0	0
Acquisition of a business	(6,187,162)	0	0
Expenditures for intangible assets	(1,324,836)	(155,777)	(115,999)
Net cash used in investing activities	(59,782,390)	(17,369,276)	(1,547,087)
Cash flows from financing activities:
Proceeds from private placement	0	35,000,000	0
Offering proceeds of ShiFang shares	0	71,563,517	0
Payment of listing and offering expenses incurred	0	(11,103,251)	(1,910,953)
Proceeds from reverse merger	0	0	491,234
Proceeds from borrowings	7,261,491	8,258,693	9,436,611
Repurchase and cancellation of ShiFang shares	(1,622,700)	0	0
Capital contributions from non-controlling interests	4,710,699	0	0
Repayment of short-term borrowings	(8,046,195)	(6,511,437)	(8,263,617)
Proceeds from/(repayment) to related parties	12,803,214	(5,366,201)	(429,710)
Repayment to shareholders	0	(3,103,098)	(2,703,701)
Repayment to non-controlling interests	0	(521,779)	(87,755)
Net cash provided by/(used in) financing activities	15,106,509	88,216,444	(3,467,891)
Effect of foreign currency conversion on cash	3,029,089	1,013,652	(65,591)
Net (decrease)/increase in cash and cash equivalents	(48,898,663)	76,353,248	4,648,069
Cash and equivalents, beginning	82,577,185	6,223,937	1,575,868
Cash and equivalents, ending	33,678,522	82,577,185	6,223,937
Supplemental disclosures of cash flow information:
Interest paid	260,641	215,694	645,208
Income tax paid	$ 2,928,544	$ 2,617,548	$ 1,179,083